Asset Purchase Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cytovia Therapeutics Inc [Member]
Asset Purchase Agreement

  7. Asset Purchase Agreement

This Asset Purchase Agreement (this “Agreement”), dated as of October 18, 2023, is entered into by and among NAYA Biosciences Inc., a Delaware corporation (“Buyer”), Cytovia Therapeutics Holdings, Inc., a Delaware corporation (“Holdings”) and Cytovia Therapeutics, LLC, a Delaware limited liability company (“Cytovia”; and together with Holdings, the “Sellers”). The aggregate purchase price for the Purchased Assets shall be an amount up to US $56,000,000 (fifty-six million US dollars) (the “Purchase Price”), which amount shall be comprised of the (A) Closing Payment (as defined below), (B) assumption of the Assumed Liabilities, provided.

A) Closing Payments

(i)	1,136,364 in common shares of the Buyer at the closing

a. 6,250,000 shares for CYT303.

b. 2,083,333 shared for CYT338.

(ii)	$6,000,000 pursuant to the Note

a. CYT303: $750,000 will be paid at the closing of any financing, and $750,000 per month for 5 months.

b. CYT338: $250,000 will be paid at the will be paid at the closing of any financing, and $250,000 per month for 5 months; and

c. If the Buyer or the Combined Company raises more than $30,000,000 in the financing (including the Initial Financing), the full amount of $6,000,000 (ii) will be due at the final closing of the financing.

B) Assumption of assumed liabilities. On the Closing Date, Buyer shall assume the Assumed Liabilities, totaling $2,688,745.

  4. Asset Purchase Agreement

This Asset Purchase Agreement (this “Agreement”), dated as of October 18, 2023, is entered into by and among NAYA Biosciences Inc., a Delaware corporation (“Buyer”), Cytovia Therapeutics Holdings, Inc., a Delaware corporation (“Holdings”) and Cytovia Therapeutics, LLC, a Delaware limited liability company (“Cytovia”; and together with Holdings, the “Sellers”). The aggregate purchase price for the Purchased Assets shall be an amount up to US $56,000,000 (fifty-six million US dollars) (the “Purchase Price”), which amount shall be comprised of the (A) Closing Payment (as defined below), (B) assumption of the Assumed Liabilities, provided.

A) Closing Payments

(i)	1,136,364 in common shares of the Buyer at the closing

a. 6,250,000 shares for CYT303.

b. 2,083,333 shared for CYT338.

(ii)	$6,000,000 pursuant to the Note

a. CYT303: $750,000 will be paid at the closing of any financing, and $750,000 per month for 5 months.

b. CYT338: $250,000 will be paid at the will be paid at the closing of any financing, and $250,000 per month for 5 months; and

c. If the Buyer or the Combined Company raises more than $30,000,000 in the financing (including the Initial Financing), the full amount of $6,000,000 (ii) will be due at the final closing of the financing.

B) Assumption of assumed liabilities. On the Closing Date, Buyer shall assume the Assumed Liabilities, totaling $2,688,745.